PREFERRED STOCK (Details Narrative) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized	12,500,000	12,500,000	12,500,000
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,250,000	1,250,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500	500	500
Preferred stock, par value		$ 0.00001	$ 0.00001
Maximum [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	12,500,000	12,500,000